Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 1,015	$ 637
Unpaid Principal Balance	1,015	637
Specific Allowance	458	59
Average Investment in Impaired Loans	1,205	911
Interest Income Recognized	29	38
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	5,943	8,254
Unpaid Principal Balance	5,943	8,254
Specific Allowance	916	1,799
Average Investment in Impaired Loans	6,984	7,054
Interest Income Recognized	280	365
Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	3	120
Interest Income Recognized	0	0
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	38	0
Interest Income Recognized	0	0
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,907	2,337
Unpaid Principal Balance	1,907	2,337
Specific Allowance	0	0
Average Investment in Impaired Loans	3,192	2,060
Interest Income Recognized	66	115
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	361	532
Unpaid Principal Balance	361	532
Specific Allowance	0	0
Average Investment in Impaired Loans	465	525
Interest Income Recognized	16	28
Loans without a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,546	1,805
Unpaid Principal Balance	1,546	1,805
Specific Allowance	0	0
Average Investment in Impaired Loans	2,717	1,496
Interest Income Recognized	50	87
Loans without a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	0	39
Interest Income Recognized	0	0
Loans without a specific valuation allowance | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	10	0
Interest Income Recognized	0	0
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	5,051	6,554
Unpaid Principal Balance	5,051	6,554
Specific Allowance	1,374	1,858
Average Investment in Impaired Loans	5,038	6,025
Interest Income Recognized	243	288
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	654	105
Unpaid Principal Balance	654	105
Specific Allowance	458	59
Average Investment in Impaired Loans	740	386
Interest Income Recognized	13	10
Loans with a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	4,397	6,449
Unpaid Principal Balance	4,397	6,449
Specific Allowance	916	1,799
Average Investment in Impaired Loans	4,267	5,558
Interest Income Recognized	230	278
Loans with a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	3	81
Interest Income Recognized	0	0
Loans with a specific valuation allowance | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	28	0
Interest Income Recognized	$ 0	$ 0